Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of October 2014
Collection Period Start	1-Oct-14	Distribution Date	17-Nov-14
Collection Period End	31-Oct-14	30/360 Days	30
Beg. of Interest Period	15-Oct-14	Actual/360 Days	33
End of Interest Period	17-Nov-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	911,575,327.20	854,494,736.58	0.5629581
Total Securities		1,517,865,698.77	911,575,327.20	854,494,736.58	0.5629581
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	60,207,357.22	41,500,272.90	0.2128219
Class A-2b Notes	0.283300%	400,000,000.00	123,502,271.21	85,128,764.91	0.2128219
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	18,707,084.32	22,577.76	95.9337657	0.1157834
Class A-2b Notes	38,373,506.30	32,072.51	95.9337657	0.0801813
Class A-3 Notes	0.00	183,000.00	0.0000000	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	57,080,590.62	305,375.69

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				13,298,029.24
Monthly Interest				4,192,104.43
Total Monthly Payments				17,490,133.67

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				455,238.06
Aggregate Sales Proceeds Advance				20,797,869.54
Total Advances				21,253,107.60

Vehicle Disposition Proceeds:
Reallocation Payments				20,062,484.07
Repurchase Payments				1,739,925.36
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				17,334,568.77
Excess Wear and Tear and Excess Mileage				252,095.29
Remaining Payoffs				0.00
Net Insurance Proceeds				465,915.34
Residual Value Surplus				201,397.89
Total Collections				78,799,627.99

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,881,202.89			1,037
Involuntary Repossession	302,944.00			20
Voluntary Repossession	262,311.00			16
Full Termination	4,616,026.18			267
Bankruptcy
Insurance Payoff		460,167.24		23
Customer Payoff			295,058.29	16
Grounding Dealer Payoff			12,651,501.60	665
Dealer Purchase			2,966,637.63	150
Total	20,062,484.07	460,167.24	15,913,197.52	2,194

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of October 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	47,244	1,022,594,755.68	7.00000%	911,575,327.20
Total Depreciation Received		(14,628,310.44)		(11,749,587.49)
Principal Amount of Gross Losses	(75)	(1,571,936.71)		(1,417,618.40)
Repurchase / Reallocation	(94)	(1,943,273.79)		(1,739,925.36)
Early Terminations	(1,138)	(21,266,152.61)		(18,723,035.81)
Scheduled Terminations	(1,344)	(26,054,304.70)		(23,450,423.56)
Pool Balance - End of Period	44,593	957,130,777.43		854,494,736.58

Remaining Pool Balance
Lease Payment				162,693,077.88
Residual Value				691,801,658.70
Total				854,494,736.58

III. DISTRIBUTIONS

Total Collections					78,799,627.99
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					78,799,627.99

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					652,903.65
3. Reimbursement of Sales Proceeds Advance					13,820,224.90
4. Servicing Fee:
Servicing Fee Due					759,646.11
Servicing Fee Paid					759,646.11
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					15,232,774.66

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					22,577.76

Class A-2 Notes Monthly Interest Paid					22,577.76
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					32,072.51

Class A-2 Notes Monthly Interest Paid					32,072.51
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of October 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	305,375.69
Total Note and Certificate Monthly Interest Paid	305,375.69
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	63,261,477.64

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	57,080,590.62

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	57,080,590.62
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,180,887.02

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of October 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,180,887.02
Gross Reserve Account Balance		28,948,872.50
Remaining Available Collections Released to Seller		6,180,887.02
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		9.48
Monthly Prepayment Speed		90%
Lifetime Prepayment Speed		78%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,105,718.67
Securitization Value of Defaulted Receivables and Casualty Receivables	1,417,618.40	75
Aggregate Defaulted and Casualty Gain (Loss)	(311,899.73)
Pool Balance at Beginning of Collection Period	911,575,327.20
Net Loss Ratio	-0.0342%

Cumulative Net Losses for all Periods	0.1909%	2,897,164.14

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,915,054.57	370
61-90 Days Delinquent	1,268,933.20	73
91-120+ Days Delinquent	439,112.10	22
Total Delinquent Receivables:	8,623,099.87	465
60+ Days Delinquencies as Percentage of Receivables	0.19%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	19,497,229.07	1303
Securitization Value	22,152,343.31
Aggregate Residual Gain (Loss)	(2,655,114.24)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	146,448,845.10	9,398
Cumulative Securitization Value	158,783,936.14
Cumulative Residual Gain (Loss)	(12,335,091.04)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		21,925,991.60
Reimbursement of Outstanding Advance		13,820,224.90
Additional Advances for current period		20,797,869.54
Ending Balance of Residual Advance		28,903,636.24

Beginning Balance of Payment Advance		1,524,997.81
Reimbursement of Outstanding Payment Advance		652,903.65
Additional Payment Advances for current period		455,238.06
Ending Balance of Payment Advance		1,327,332.22

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of October 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No